Recent United States accounting pronouncements not yet adopted	12 Months Ended
Mar. 31, 2012
Accounting pronouncements recently adopted/Recent United States accounting pronouncements not yet adopted [Abstract]
Recent United States accounting pronouncements not yet adopted

4. Recent United States accounting pronouncements not yet adopted

a) Goodwill Impairment

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other – Testing Goodwill for Impairment”, which amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. This guidance will be effective for the Company’s fiscal year ending March 31, 2013, with early adoption permitted. The Company has determined that this new guidance will not have a material impact on its consolidated financial statements.

b) Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet”, which amends the disclosure requirements on offsetting in Section 210-20-50. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. This guidance will be effective for the Company’s fiscal year ending March 31, 2014. This standard does not amend the existing guidance on when it is appropriate to offset. The adoption of this standard is not anticipated to have a material effect on the Company’s consolidated financial statements.

c) Comprehensive income

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU requires the presentation of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements rather than as a footnote to the consolidated financial statements, where it is currently disclosed. The ASU also requires the presentation of reclassification adjustments for items that are reclassified from other comprehensive income to net income in the financial statements where the components of net income and the components of other comprehensive income are presented. The option under current guidance that permits the presentation of components of other comprehensive income as part of the statement of changes in shareholders’ equity will be eliminated. In December 2011, the FASB further amended its guidance to defer changes related to the presentation of reclassification adjustments indefinitely as a result of concerns raised by stakeholders that the new presentation requirements would be difficult for preparers and add unnecessary complexity to financial statements. This guidance will be effective for the Company’s fiscal year ending March 31, 2013. The Company has determined that this new guidance will not have a material impact on its consolidated financial statements.